Income Taxes (Components Of Earnings (Loss) From Continuing Operations Before Income Taxes And Noncontrolling Interests) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
United States	$ 1,241,465	$ 260,794	$ (353,463)
Foreign	10,347	6,321	(60,515)
Earnings (loss) before income taxes and noncontrolling interests	$ 1,251,812	$ 267,115	$ (413,978)